NOTE 7 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 194,794	$ 442,151	$ 1,622,669
Long-Term Debt	194,794	434,745	1,603,448
Long-Term Debt, Current Maturities	93,204	315,450	(1,332,612)
Long-Term Debt, Current Maturities	(93,204)	(315,450)	1,332,612
Long-Term Debt, Excluding Current Maturities	101,590	119,295	270,836
Bridge Loan [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 222,222
Debt Instrument, Payment Terms	Note was issued on November 1, 2020 and due on January 30, 2022	Note was issued on November 1, 2021 and due on January 30, 2022
Debt Instrument, Interest Rate, Stated Percentage	18.00%	18.00%